Intangible Assets (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 14, 2023	Jul. 10, 2023	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Purchase price, shares		5,000,000
Additional earn-our provisions				$ 2,468,500		$ 2,468,500	$ 2,468,500
Cash		$ 2,460,664	$ 3,833,349	329,285		348,816	$ 3,833,349
Purchased assets, consideration		5,500,000
Cash proceeds		11,000,000
Payment in cash		2,500,000
Proceeds from warrants		14,000,000
Exercise price			$ 2.79				$ 2.79
Additional cash		$ 3,000,000
Amortization expense				101,850		407,400	$ 157,443
Issuance of common shares, shares							300,000
Unrealized gain/loss on equity investment					$ 599,155	599,155	$ 864,418
Purchase price, amount						76,000
SRM Entertainment [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of common shares, shares	4,609,166			2,347,142
Dividend shares	$ 1,521,025
Deconsolidation loss	$ 409,549					(409,549)
Unrealized gain/loss on equity investment					$ 599,155	(599,155)	$ (864,418)
Number of shares sold					350,000
Sale of shares of SRM common stock					$ 57,452	57,452
Carrying value					$ 0.00
SRM Entertainment Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Ownership percentage	52.00%		48.00%				48.00%
GBB Drink Lab Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Additional payment				$ 175,000		$ 175,000
Warrant [Member]
Finite-Lived Intangible Assets [Line Items]
Share price		$ 1.00
Common Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Share price		1.00
Exercise price		$ 1.40
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Additional earn-our provisions		$ 4,929,164	$ 2,000,000
Amortized life				12 years		12 years
Purchase price, amount		2,668,500
Restricted Common Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Additional earn-our provisions		2,468,500
Cash		$ 200,000